Commitments and Contingencies (Details Textual)	1 Months Ended	3 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended
	May 31, 2013 USD ($) sqft	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jul. 31, 2013 Apex Earn Out Obligation CAD	Mar. 31, 2014 Apex Earn Out Obligation CAD Installment	Mar. 31, 2014 Apex Earn Out Obligation USD ($)	Mar. 31, 2014 Apex Earn Out Obligation Note Installment	Dec. 31, 2013 Apex Earn Out Obligation Note CAD Installment	Dec. 31, 2013 Apex Earn Out Obligation Note USD ($)	Jul. 31, 2012 Foothill Ranch, California sqft	May 30, 2012 Irvine, California USD ($) sqft	Dec. 31, 2013 Shelton Connecticut sqft	Dec. 31, 2013 Edison New Jersey USD ($) sqft	Dec. 31, 2013 Alpharetta Georgia sqft	Dec. 31, 2013 Alpharetta Georgia One USD ($) sqft	Dec. 31, 2013 Apex Burlington Ontario Canada CAD sqft	Dec. 31, 2013 Illume Mobile Tulsa, Oklahoma sqft
Operating Leased Assets [Line Items]
Leases of office space	6,358											7,500	10,325	4,100	6,800	5,100	4,800	7,800	10,000
Rental expense	$ 6,000	$ 132,000	$ 185,000	$ 674,000	$ 549,000								$ 13,000		$ 4,200,000		$ 13,000	10,000,000
Lease expiration date	Aug. 31, 2020											Jul. 31, 2012	Jul. 31, 2017	Apr. 30, 2015	Dec. 31, 2014	Jul. 31, 2018	Apr. 30, 2012	Mar. 31, 2016	Sep. 30, 2013
Extended lease term																	3 years
Threashold value of EBITDA defined in agreement						2,000,000
Basic earn out amount defined in agreement						5,000,000
Maximum Basic earn out amount						3,000,000
Percentage of cash to be paid of basic earn out amount						22.22%
Number of quarterly payment for principal sum due							8		8	8
Interest rate on notes payable								9.00%			9.00%
Interest rate on notes payable after October 31, 2014							11.00%			11.00%
Minimum net equity capital raised during the term of note payable							5,000,000			5,000,000
Increase rate of interest due to raises in net equity capital							15.00%			15.00%
Increase rate of interest after first anniversary of raises in net equity capital							20.00%			20.00%
Maximum conversion price								$ 1			$ 1.00
Threashold EBITDA limit for earn out to former owner of Apex										2,000,000
Maximum of earn out payable to former owner of Apex										500,000